Related Parties - Schedule of Significant Related Parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Billion Built International Limited [Member]
Schedule of Significant Related Parties [Line Items]
Sales to
Paid on behalf
Purchase from	66,788
Loan from
Loan to			24,282
Wing Hong Pharmaceutical Limited [Member]
Schedule of Significant Related Parties [Line Items]
Sales to	40,944		36,628
Paid on behalf	292	138
Purchase from
Loan from
Loan to			140,489
Fame overseas Supply Chain Limited [Member]
Schedule of Significant Related Parties [Line Items]
Sales to
Paid on behalf		2,281
Purchase from
Loan from
Loan to			3,510
LS International Holdings Limited [Member]
Schedule of Significant Related Parties [Line Items]
Sales to
Purchase from
Loan from
Loan to			3,025
My Brand Management Limited [Member]
Schedule of Significant Related Parties [Line Items]
Sales to
Purchase from
Loan from
Loan to			876
HongKong Hao Le Ku Limited [Member]
Schedule of Significant Related Parties [Line Items]
Sales to
Purchase from			306,948
Loan from			399,954
Loan to
HongKong Profit Fields Group Limited [Member]
Schedule of Significant Related Parties [Line Items]
Sales to
Purchase from			28,662
Loan from
Loan to
Hangzhou Liku Electronic Commercial Co., Ltd. [Member]
Schedule of Significant Related Parties [Line Items]
Sales to
Purchase from			237,777
Loan from
Loan to
Mr. Lap Sun Wong [Member]
Schedule of Significant Related Parties [Line Items]
Sales to
Paid on behalf
Purchase from
Loan from	1,786,430	248,023	243,427
Loan to
Ms Liying Wang [Member]
Schedule of Significant Related Parties [Line Items]
Sales to
Paid on behalf	16,000
Purchase from
Loan from
Mr. Zhifang Zhang [Member]
Schedule of Significant Related Parties [Line Items]
Sales to
Paid on behalf
Purchase from
Loan from		$ 571,152	124,889
Loan to